Land, Buildings, Equipment, and Other Depreciable Assets	12 Months Ended
Oct. 31, 2020
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Land, Buildings, Equipment, and Other Depreciable Assets

NOTE 15:  LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS

The following table presents details of the Bank’s land, buildings, equipment, and other depreciable assets as at October 31, 2019 and October 31, 2020.

Land, Buildings, Equipment, and Other Depreciable Assets

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
Cost
As at November 1, 2018	$971	$3,378	$829	$1,315	$1,993	$8,486
Additions	30	194	259	147	227	857
Acquisitions through business combinations	–	–	–	1	2	3
Disposals	(2)	(29)	(119)	(35)	(48)	(233)
Fully depreciated assets	–	(45)	(156)	(63)	(53)	(317)

Foreign currency translation adjustments and other	(12)	(10)	–	(14)	18	(18)

As at October 31, 2019	987	3,488	813	1,351	2,139	8,778

Impact on adoption of IFRS 16[1]	–	(71)	(188)	–	–	(259)

As at November 1, 2019	987	3,417	625	1,351	2,139	8,519
Additions	1	217	233	149	315	915
Disposals	(1)	(16)	(76)	(74)	(71)	(238)
Fully depreciated assets	–	(28)	17	(20)	(69)	(100)

Foreign currency translation adjustments and other[2]	(19)	(105)	4	(10)	6	(124)
As at October 31, 2020	$968	$3,485	$803	$1,396	$2,320	$8,972

Accumulated depreciation and impairment losses
As at November 1, 2018	$–	$1,173	$449	$605	$935	$3,162
Depreciation charge for the year	–	120	168	138	179	605
Disposals	–	(19)	(85)	(31)	(38)	(173)
Fully depreciated assets	–	(45)	(156)	(63)	(53)	(317)

Foreign currency translation adjustments and other	–	(11)	1	(1)	(1)	(12)

As at October 31, 2019	–	1,218	377	648	1,022	3,265

Impact on adoption of IFRS 16[1]	–	185	(129)	–	–	56

As at November 1, 2019	–	1,403	248	648	1,022	3,321
Depreciation charge for the year	–	155	172	156	194	677
Disposals	–	(27)	(48)	(62)	(43)	(180)
Impairment losses	–	53	3	–	–	56
Fully depreciated assets	–	(28)	17	(20)	(69)	(100)

Foreign currency translation adjustments and other[2]	–	(122)	(18)	(3)	24	(119)
As at October 31, 2020	$–	$1,434	$374	$719	$1,128	$3,655

Net Book Value Excluding Right of Use Assets:
As at October 31, 2019	$987	$2,270	$436	$703	$1,117	$5,513

As at October 31, 2020	968	2,051	429	677	1,192	5,317

[1]	Refer to Note 4 for further details.
[2]	Includes adjustments to reclassify premises related non-current assets held-for-sale to other assets.

The following table presents details of the Bank’s ROU assets as recorded in accordance with IFRS 16. Refer to Note 18: Other Liabilities, and Note 27: Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets and Collateral for the related lease liabilities details.

Right of Use Assets Net Book Value

(millions of Canadian dollars)	Land		Buildings		Computer equipment		Total

As at October 31, 2019	$	n/a	$	n/a	$	n/a	$	n/a

Impact on adoption of IFRS 16[1]		1,027		3,377		59		4,463
As at November 1, 2019		1,027		3,377		59		4,463
Additions		2		733		–		735
Depreciation		(98)		(476)		(17)		(591)
Reassessments, modifications, and variable lease payment adjustments		14		186		–		200
Terminations and impairment		(2)		(18)		–		(20)

Foreign currency translation adjustments and other		13		19		–		32
As at October 31, 2020		$956		$3,821		$42		$4,819

[1]	Refer to Note 4 for further details.

Total Land, Buildings, Equipment, and Other Depreciable Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
As at October 31, 2019	$987	$2,270	$436	$703	$1,117	$5,513

As at October 31, 2020	1,924	5,872	471	677	1,192	10,136